Acqusitions (Details) - Schedule of Fair Value of Identifiable Assets ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Acqusitions (Details) - Schedule of Fair Value of Identifiable Assets [Line Items]
Property and equipment- furniture, fixtures and equipment	¥ 30,733
Furniture, fixtures and equipment [Member]
Acqusitions (Details) - Schedule of Fair Value of Identifiable Assets [Line Items]
Property and equipment- furniture, fixtures and equipment	160
Motor vehicles [Member]
Acqusitions (Details) - Schedule of Fair Value of Identifiable Assets [Line Items]
Property and equipment- furniture, fixtures and equipment	434
software [Member]
Acqusitions (Details) - Schedule of Fair Value of Identifiable Assets [Line Items]
Property and equipment- furniture, fixtures and equipment	¥ 30,139	[1]

[1]	Intangible assets refer to intellectual property relating to ez100, 2Supply and 100WAY systems.